RiverNorth Enhanced Pre-Merger SPAC ETF
Schedule of Investments
March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.0%
Pre-Combination Special Purpose Acquisition Companies - 93.0% (a)
Acri Capital Acquisition Corp.	10,989	$115,165
AltEnergy Acquisition Corp. - Class A	20,918	217,129
Apollo Strategic Growth Capital II - Class A (b)	21,888	224,351
Ares Acquisition Corp. - Class A (b)	8,299	85,646
Churchill Capital Corp. V - Class A	10,888	109,751
Churchill Capital Corp. VI - Class A	21,900	221,409
Churchill Capital Corp. VII - Class A	20,537	208,245
Conyers Park III Acquisition Corp. - Class A	11,020	111,633
Distoken Acquisition Corp. (b)	10,692	108,738
Four Leaf Acquisition Corp. - Tracking Stock	23,000	235,749
FTAC Zeus Acquisition Corp. - Class A	19,000	195,510
Goal Acquisitions Corp.	7,282	74,422
Gores Holdings IX, Inc. - Class A	15,814	159,405
Graf Acquisition Corp. IV	10,968	111,106
Hennessy Capital Investment Corp. VI - Class A	7,379	76,594
Horizon Space Acquisition I Corp. - Tracking Stock (b)	3,578	37,372
Innovative International Acquisition Corp. - Class A (b)	21,978	233,187
Israel Acquisitions Corp. - Tracking Stock (b)	5,375	55,578
Jaws Hurricane Acquisition Corp. - Class A	10,991	111,669
Jaws Juggernaut Acquisition Corp. - Class A (b)	10,991	112,493
Kernel Group Holdings, Inc. - Class A (b)	10,989	113,187
LAVA Medtech Acquisition Corp. - Class A	5,599	58,398
Live Oak Crestview Climate Acquisition Corp. - Class A	7,391	74,649
Logistics Innovation Technologies Corp. - Class A	15,000	152,250
Mars Acquisition Corp. - Tracking Stock (b)	10,840	112,302
Nabors Energy Transition Corp. - Class A	17,583	184,622
Newbury Street Acquisition Corp.	21,978	225,275
Oak Woods Acquisition Corp. - Tracking Stock (b)	23,000	234,600
OCA Acquisition Corp. - Class A	14,284	149,125
Pono Capital Three, Inc. - Tracking Stock (b)	10,989	112,472
Post Holdings Partnering Corp. - Class A	11,003	111,350
Quantum FinTech Acquisition Corp.	14,334	146,565
Rice Acquisition Corp. II - Class A (b)	10,922	111,787
Screaming Eagle Acquisition Corp. - Class A (b)	12,981	131,757
TMT Acquisition Corp. - Tracking Stock (b)	23,000	234,599
Trailblazer Merger Corp. I - Tracking Stock	23,000	232,069
TOTAL COMMON STOCKS (Cost $5,059,756)		5,190,159

RIGHTS - 0.0% (d)
Distoken Acquisition Corp. (a)(b)	10,692	1,390
TOTAL RIGHTS (Cost $1,352)		1,390

WARRANTS - 0.2% (a)
Apollo Strategic Growth Capital II, Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	3,720	363
Ares Acquisition Corp., Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	801	705
Bite Acquisition Corp., Expiration: December 2027, Exercise Price: $11.50	2,419	301
CC Neuberger Principal Holdings III, Expiration: December 2027, Exercise Price: $11.50 (b)	475	97
CF Acquisition Corp. IV, Expiration: December 2025, Exercise Price: $11.50	2,212	216
Churchill Capital Corp. V, Class A, Expiration: October 2027, Exercise Price: $11.50	1,231	230
Churchill Capital Corp. VI, Class A, Expiration: December 2027, Exercise Price: $11.50	3,667	403
Churchill Capital Corp. VII, Expiration: February 2028, Exercise Price: $11.50	3,532	433
Conyers Park III Acquisition Corp., Expiration: August 2028, Exercise Price: $11.50	2,271	454
Distoken Acquisition Corp., Expiration: December 2027, Exercise Price: $11.50 (b)	10,692	428
FAST Acquisition Corp. II, Class A, Expiration: March 2026, Exercise Price: $11.50	2,793	1,056
Goal Acquisitions Corp., Expiration: February 2026, Exercise Price: $11.50	2,967	115
Gores Holdings IX, Inc., Expiration: January 2029, Exercise Price: $11.50	3,207	738
Graf Acquisition Corp. IV, Expiration: May 2028, Exercise Price: $11.50	1,828	256
Hennessy Capital Investment Corp. VI, Class A, Expiration: December 2027, Exercise Price: $11.50	1,655	265
Jaws Hurricane Acquisition Corp., Expiration: June 2026, Exercise Price: $11.50	1,619	267
Jaws Juggernaut Acquisition Corp., Expiration: February 2026, Exercise Price: $11.50 (b)	1,892	321
Jaws Mustang Acquisition Corp., Expiration: January 2026, Exercise Price: $11.50 (b)	2,144	233
Live Oak Crestview Climate Acquisition Corp., Expiration: March 2026, Exercise Price: $11.50	1,487	520
Post Holdings Partnering Corp., April 2026, Exercise Price: $11.50	1,266	190
Rice Acquisition Corp. II, March 2026, Exercise Price: $11.50 (b)	1,144	1,676
Screaming Eagle Acquisition Corp., Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	2,545	597
Slam Corp., Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	3,751	863
Twelve Seas Investment Co. II, Class A, Expiration: March 2028, Exercise Price: $11.50	3,664	182
TOTAL WARRANTS (Cost $11,447)		10,909

MONEY MARKET FUNDS - 6.8%
First American Treasury Obligations Fund - Class X, 4.72% (c)	381,939	381,939
TOTAL MONEY MARKET FUNDS (Cost $381,939)		381,939

TOTAL INVESTMENTS (Cost $5,454,494) - 100.0%		5,584,397
Other assets and liabilities, net - 0.0% (d)		(1,986)
TOTAL NET ASSETS - 100.0%		$5,582,411

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign issued security.
(c) The rate shown is the seven day yield at period end.
(d) Amount is less than 0.05%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$3,957,881	$1,232,278	$-	$5,190,159
Money Market Funds	381,939	-	-	381,939
Rights	1,390	-	-	1,390
Warrants	8,035	2,874	-	10,909
Total Investments - Assets	$4,349,245	$1,235,152	$-	$5,584,397

*See Schedule of Investments for industry classifications.